Common shares - Stock and securities repurchase program (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	May 31, 2015
Disclosure of classes of share capital [line items]
Common shares held in treasury	7,519,324	6,349,324
Common stock, par value (in dollars per share)	$ 0.01
Purchase of treasury shares	$ 13,115	$ 1	$ 23,240
(Gain) / Loss on repurchase / exchange of Convertible Notes	(1,013)	0	17,838
Repurchase / repayment of Convertible Notes	$ (46,737)	$ (145,000)	$ 0
Common stock and Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	175,000,000
Common stock [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares outstanding (in shares)	58,093,147	58,202,400
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	25,000,000
Common stock, par value (in dollars per share)	$ 0.01
2015 Securities Repurchase Program [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase					$ 250,000
Entity's shares acquired (in shares)	1,170,000	30
Common stock, par value (in dollars per share)	$ 11.18	$ 17.10
Purchase of treasury shares		$ 13,100
2020 Securities Repurchase Program | Common stock [Member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase				$ 250,000
Stock buyback program, remaining authorized amount	$ 250,000